Shareholders' Equity (Tables)	12 Months Ended
Sep. 30, 2018
Shareholders' Equity [Abstract]
Summary of Preferred Shares Outstanding
The table below presents a summary of preferred shares outstanding as of September 30, 2017 and 2018.

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Carrying Value (1)	Dividend Rate
Series A	$9.75% Cumulative Perpetual Redeemable	09/22/17	480,000	$25	$480	9.75% per annum of the Liquidation Preference per share
Series B	n/a	09/22/17	12,000	-	12	n/a

Total			492,000		$492

(1)	There are no issuance costs.